Cover	May 06, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 12, 2022, Morningstar, Inc. (“Morningstar”) filed a Current Report on Form 8-K (“Original Form 8-K”) to report Bevin Desmond’s decision to depart Morningstar, originally expected to take effect in August 2022. Morningstar is filing this Form 8-K/A to provide an update on Ms. Desmond’s transition.
Document Period End Date	May 06, 2022
Entity File Number	000-51280
Entity Registrant Name	MORNINGSTAR, INC.
Entity Central Index Key	0001289419
Entity Tax Identification Number	36-3297908
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	22 West Washington Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	312
Local Phone Number	696-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	MORN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false